PSF SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 97.6%
Aerospace & Defense — 1.5%
AAR Corp.*	36,572	$1,523,224
Ducommun, Inc.*	12,588	755,280
Kaman Corp.	24,321	1,247,424
Maxar Technologies, Inc.	21,190	801,406
		4,327,334
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	24,480	716,285
Airlines — 0.7%
Allegiant Travel Co.*	3,765	918,886
SkyWest, Inc.*	19,270	1,049,829
		1,968,715
Auto Components — 1.4%
Adient PLC*	59,611	2,634,806
Cooper Tire & Rubber Co.	4,963	277,829
Goodyear Tire & Rubber Co. (The)*	28,804	506,086
Visteon Corp.*	5,381	656,213
		4,074,934
Automobiles — 0.1%
Workhorse Group, Inc.*(a)	13,376	184,188
Banks — 16.1%
Amalgamated Financial Corp.	16,431	272,590
Ameris Bancorp	44,383	2,330,551
Atlantic Union Bankshares Corp.	41,702	1,599,689
BancorpSouth Bank	56,402	1,831,937
Bank of Hawaii Corp.(a)	4,887	437,338
Banner Corp.	32,021	1,707,680
Brookline Bancorp, Inc.	66,047	990,705
Cadence BanCorp	32,205	667,610
Columbia Banking System, Inc.	48,042	2,070,130
Community Bank System, Inc.	25,750	1,975,540
ConnectOne Bancorp, Inc.	41,091	1,041,657
CVB Financial Corp.	75,712	1,672,478
FB Financial Corp.	33,663	1,496,657
First Financial Bankshares, Inc.(a)	29,728	1,389,189
First Merchants Corp.	41,300	1,920,450
First Midwest Bancorp, Inc.	22,245	487,388
First of Long Island Corp. (The)	8,729	185,491
German American Bancorp, Inc.	20,314	938,913
Glacier Bancorp, Inc.	44,561	2,543,542
Great Western Bancorp, Inc.	28,976	877,683
Heritage Financial Corp.	29,275	826,726
Home BancShares, Inc.	58,141	1,572,714
Independent Bank Corp.	22,791	1,918,774
Lakeland Financial Corp.	27,715	1,917,601
OceanFirst Financial Corp.	49,417	1,183,043
Pacific Premier Bancorp, Inc.	40,505	1,759,537
PacWest Bancorp	23,039	878,938
Pinnacle Financial Partners, Inc.	16,455	1,458,900
Renasant Corp.	48,199	1,994,475
South State Corp.	26,012	2,042,202
Towne Bank	26,572	807,789
TriCo Bancshares	25,103	1,189,129
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
United Community Banks, Inc.	63,117	$2,153,552
		46,140,598
Beverages — 0.4%
Primo Water Corp.	66,360	1,079,014
Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	12,048	836,011
Novavax, Inc.*	4,591	832,394
		1,668,405
Building Products — 1.5%
AZEK Co., Inc. (The)*	4,897	205,919
Gibraltar Industries, Inc.*	14,157	1,295,507
Griffon Corp.	12,207	331,664
Resideo Technologies, Inc.*	92,165	2,603,661
		4,436,751
Capital Markets — 1.9%
Hamilton Lane, Inc. (Class A Stock)	12,437	1,101,421
Houlihan Lokey, Inc.	12,094	804,372
PJT Partners, Inc. (Class A Stock)	12,789	865,176
Stifel Financial Corp.	38,633	2,474,830
Virtu Financial, Inc. (Class A Stock)	9,083	282,027
		5,527,826
Chemicals — 2.2%
Avient Corp.	70,417	3,328,612
HB Fuller Co.	8,360	525,928
Kraton Corp.*	17,470	639,227
Livent Corp.*(a)	15,247	264,078
Tronox Holdings PLC (Class A Stock)	78,610	1,438,563
		6,196,408
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	26,735	1,363,752
Brady Corp. (Class A Stock)	14,213	759,685
Casella Waste Systems, Inc. (Class A Stock)*	12,723	808,801
		2,932,238
Communications Equipment — 0.7%
NetScout Systems, Inc.*	22,100	622,336
Viavi Solutions, Inc.*	79,442	1,247,239
		1,869,575
Construction & Engineering — 2.6%
Arcosa, Inc.	22,094	1,438,098
EMCOR Group, Inc.	12,591	1,412,207
MasTec, Inc.*	32,693	3,063,334
WillScot Mobile Mini Holdings Corp.*	56,988	1,581,417
		7,495,056
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	42,926	1,202,787
Consumer Finance — 0.7%
FirstCash, Inc.	9,269	608,695
Green Dot Corp. (Class A Stock)*	16,436	752,605
A1

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Oportun Financial Corp.*	11,860	$245,621
PROG Holdings, Inc.	6,429	278,311
		1,885,232
Diversified Financial Services — 0.1%
Alerus Financial Corp.	7,896	235,143
Diversified Telecommunication Services — 0.5%
Vonage Holdings Corp.*	110,152	1,301,997
Electric Utilities — 2.1%
ALLETE, Inc.	20,716	1,391,908
IDACORP, Inc.	14,358	1,435,369
MGE Energy, Inc.	17,402	1,242,329
Portland General Electric Co.	39,537	1,876,821
		5,946,427
Electronic Equipment, Instruments & Components — 1.9%
CTS Corp.	26,965	837,533
FARO Technologies, Inc.*	12,125	1,049,661
Knowles Corp.*	32,822	686,636
Rogers Corp.*	9,762	1,837,306
TTM Technologies, Inc.*(a)	71,027	1,029,892
		5,441,028
Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)	33,625	1,029,597
ChampionX Corp.*	136,446	2,964,972
		3,994,569
Entertainment — 0.4%
Cinemark Holdings, Inc.*(a)	37,712	769,702
IMAX Corp.*	14,014	281,681
		1,051,383
Equity Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	94,303	1,788,928
Colony Capital, Inc.*(a)	183,555	1,189,436
EastGroup Properties, Inc.	7,395	1,059,556
Healthcare Realty Trust, Inc.	72,212	2,189,468
Highwoods Properties, Inc.	33,942	1,457,470
Hudson Pacific Properties, Inc.	74,904	2,032,146
Life Storage, Inc.	19,932	1,713,155
National Health Investors, Inc.	25,852	1,868,583
Park Hotels & Resorts, Inc.*	56,587	1,221,147
Pebblebrook Hotel Trust	101,346	2,461,694
Preferred Apartment Communities, Inc. (Class A Stock)	31,436	309,645
PS Business Parks, Inc.	6,478	1,001,369
RLJ Lodging Trust	99,148	1,534,811
Safehold, Inc.(a)	4,253	298,135
STAG Industrial, Inc.	49,822	1,674,517
Terreno Realty Corp.	23,788	1,374,233
		23,174,293
Food & Staples Retailing — 1.2%
Performance Food Group Co.*	57,360	3,304,510
	Shares	Value
Common Stocks (continued)
Food Products — 2.3%
Darling Ingredients, Inc.*	48,517	$3,569,881
Hostess Brands, Inc.*(a)	34,307	491,963
Sanderson Farms, Inc.	2,550	397,239
Simply Good Foods Co. (The)*	27,048	822,800
Utz Brands, Inc.(a)	55,856	1,384,670
		6,666,553
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	6,712	779,129
ONE Gas, Inc.	22,509	1,731,167
		2,510,296
Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	33,377	1,459,910
CONMED Corp.	12,061	1,575,046
LivaNova PLC*	11,341	836,172
Merit Medical Systems, Inc.*	9,192	550,417
NuVasive, Inc.*	13,313	872,800
		5,294,345
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.*	22,606	1,291,707
AMN Healthcare Services, Inc.*	11,931	879,314
Owens & Minor, Inc.	26,949	1,013,013
Tenet Healthcare Corp.*	37,112	1,929,824
		5,113,858
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.*	58,101	872,387
Hotels, Restaurants & Leisure — 4.6%
Bloomin’ Brands, Inc.*	26,226	709,413
Boyd Gaming Corp.*	47,419	2,795,824
Brinker International, Inc.*	21,316	1,514,715
Caesars Entertainment, Inc.*	19,233	1,681,926
Jack in the Box, Inc.	1,481	162,584
Marriott Vacations Worldwide Corp.*	9,269	1,614,475
Penn National Gaming, Inc.*(a)	14,184	1,487,051
SeaWorld Entertainment, Inc.*	38,078	1,891,334
Travel + Leisure Co.	21,774	1,331,698
		13,189,020
Household Durables — 1.6%
Installed Building Products, Inc.	7,482	829,604
Meritage Homes Corp.*	17,146	1,576,060
Purple Innovation, Inc.*	10,753	340,333
Taylor Morrison Home Corp.*(a)	48,484	1,493,792
Tupperware Brands Corp.*	11,030	291,302
		4,531,091
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	33,612	891,054
Insurance — 3.1%
AMERISAFE, Inc.	10,300	659,200
BRP Group, Inc. (Class A Stock)*	32,238	878,486
CNO Financial Group, Inc.	18,182	441,641
Enstar Group Ltd.*	5,904	1,456,694
Kemper Corp.	710	56,601

A2

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Kinsale Capital Group, Inc.	3,911	$644,533
Palomar Holdings, Inc.*	5,808	389,368
Primerica, Inc.	9,481	1,401,481
RLI Corp.	10,758	1,200,270
Selective Insurance Group, Inc.	24,149	1,751,768
		8,880,042
Internet & Direct Marketing Retail — 0.1%
Magnite, Inc.*	9,890	411,523
Leisure Products — 0.5%
Callaway Golf Co.	36,688	981,404
Malibu Boats, Inc. (Class A Stock)*	7,401	589,712
		1,571,116
Life Sciences Tools & Services — 0.6%
Luminex Corp.	23,295	743,110
Syneos Health, Inc.*	13,594	1,031,105
		1,774,215
Machinery — 6.2%
Astec Industries, Inc.	22,371	1,687,221
Chart Industries, Inc.*	16,906	2,406,569
CIRCOR International, Inc.*	16,573	577,072
Colfax Corp.*	42,103	1,844,532
Columbus McKinnon Corp.	21,561	1,137,558
Federal Signal Corp.	43,017	1,647,551
Kennametal, Inc.	45,414	1,815,198
Rexnord Corp.	68,443	3,222,981
SPX FLOW, Inc.	24,248	1,535,626
TriMas Corp.*	38,056	1,153,858
Watts Water Technologies, Inc. (Class A Stock)	6,947	825,373
		17,853,539
Media — 1.1%
iHeartMedia, Inc. (Class A Stock)*	34,114	619,169
Nexstar Media Group, Inc. (Class A Stock)	11,000	1,544,730
TEGNA, Inc.	56,251	1,059,206
		3,223,105
Metals & Mining — 3.6%
Alcoa Corp.*	39,474	1,282,510
Allegheny Technologies, Inc.*	49,955	1,052,052
Arconic Corp.*	56,464	1,433,621
Cleveland-Cliffs, Inc.(a)	142,893	2,873,578
Coeur Mining, Inc.*	116,966	1,056,203
Commercial Metals Co.	30,085	927,822
Constellium SE*	45,352	666,674
United States Steel Corp.(a)	35,033	916,814
		10,209,274
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
KKR Real Estate Finance Trust, Inc.(a)	53,989	992,858
PennyMac Mortgage Investment Trust	67,457	1,322,157
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	232,613	$1,705,053
		4,020,068
Multiline Retail — 0.1%
Big Lots, Inc.(a)	2,731	186,527
Oil, Gas & Consumable Fuels — 3.0%
Brigham Minerals, Inc. (Class A Stock)	50,777	743,375
CNX Resources Corp.*	103,678	1,524,067
Devon Energy Corp.	36,549	798,596
EQT Corp.*(a)	74,854	1,390,788
Golar LNG Ltd. (Cameroon)*	27,965	286,082
Matador Resources Co.	22,265	522,114
PDC Energy, Inc.*	14,938	513,867
Rattler Midstream LP	38,733	411,732
Renewable Energy Group, Inc.*(a)	9,382	619,587
SM Energy Co.	33,868	554,419
Viper Energy Partners LP	91,286	1,329,124
		8,693,751
Paper & Forest Products — 0.1%
Domtar Corp.	5,879	217,229
Pharmaceuticals — 0.1%
Intra-Cellular Therapies, Inc.*	11,720	397,660
Professional Services — 2.5%
ASGN, Inc.*	21,988	2,098,535
ICF International, Inc.	8,913	778,996
KBR, Inc.	90,411	3,470,878
ManTech International Corp. (Class A Stock)	9,459	822,460
		7,170,869
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	41,547	839,665
Road & Rail — 1.1%
ArcBest Corp.	20,175	1,419,715
Saia, Inc.*	7,578	1,747,335
		3,167,050
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc. (Japan)*	19,061	483,196
Cohu, Inc.*	38,495	1,610,631
MACOM Technology Solutions Holdings, Inc.*	16,129	935,805
Onto Innovation, Inc.*	26,700	1,754,457
Silicon Laboratories, Inc.*	6,115	862,643
		5,646,732
Software — 0.9%
Bottomline Technologies DE, Inc.*	12,738	576,394
Cerence, Inc.*(a)	7,349	658,323
Cloudera, Inc.*(a)	53,174	647,128
InterDigital, Inc.	11,688	741,604
		2,623,449

A3

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 4.0%
Abercrombie & Fitch Co. (Class A Stock)*	33,227	$1,140,018
American Eagle Outfitters, Inc.(a)	76,024	2,222,942
At Home Group, Inc.*	7,307	209,711
Bed Bath & Beyond, Inc.*(a)	46,737	1,362,384
Burlington Stores, Inc.*	539	161,053
Citi Trends, Inc.*	8,011	671,162
Group 1 Automotive, Inc.	7,284	1,149,342
Lithia Motors, Inc. (Class A Stock)	4,945	1,928,995
Rent-A-Center, Inc.	26,080	1,503,773
RH*	333	198,668
Signet Jewelers Ltd.*	7,770	450,505
Sleep Number Corp.*(a)	561	80,498
Sonic Automotive, Inc. (Class A Stock)(a)	2,939	145,686
Zumiez, Inc.*	7,325	314,242
		11,538,979
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.*	24,509	1,249,959
Crocs, Inc.*	17,811	1,432,895
Deckers Outdoor Corp.*	420	138,776
Tapestry, Inc.*	30,833	1,270,628
Wolverine World Wide, Inc.	24,071	922,401
		5,014,659
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	119,765	1,658,745
NMI Holdings, Inc. (Class A Stock)*	44,692	1,056,519
Provident Financial Services, Inc.	7,076	157,653
Walker & Dunlop, Inc.	18,124	1,862,060
Washington Federal, Inc.	46,354	1,427,703
		6,162,680
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	32,945	1,723,682
Herc Holdings, Inc.*	23,181	2,348,931
		4,072,613
Water Utilities — 0.3%
SJW Group	12,154	765,580

Total Common Stocks (cost $190,879,245)		279,663,625
	Shares	Value

Exchange-Traded Fund — 1.6%
iShares Russell 2000 Value ETF	29,213	$4,658,597
(cost $3,534,200)

Total Long-Term Investments (cost $194,413,445)		284,322,222
Short-Term Investments — 7.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,337,115	2,337,115
PGIM Institutional Money Market Fund (cost $17,731,392; includes $17,729,037 of cash collateral for securities on loan)(b)(wa)	17,747,596	17,738,722

Total Short-Term Investments (cost $20,068,507)		20,075,837

TOTAL INVESTMENTS—106.2% (cost $214,481,952)		304,398,059

Liabilities in excess of other assets — (6.2)%		(17,665,664)

Net Assets — 100.0%		$286,732,395

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,748,739; cash collateral of $17,729,037 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4